Commitments and Contingencies - Summary of Future Minimum Lease Payments under Finance Leases Together with Present Value of Net Minimum Lease Payments (Detail) - RUB (₽)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payment	₽ 11,000,000,000	₽ 12,842,000,000
Less amounts representing finance charges	(1,646,000,000)	(2,246,000,000)
Present value of finance lease liabilities	9,354,000,000	10,596,000,000
Total minimum lease payment	9,354,000,000	10,596,000,000
Current portion of finance lease liabilities	7,476,000,000	10,175,000,000
Non-current portion of finance lease liabilities	1,878,000,000	421,000,000
Payable in 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payment	8,700,000,000	12,312,000,000
Present value of finance lease liabilities	7,476,000,000	10,175,000,000
Total minimum lease payment	7,476,000,000	10,175,000,000
Payable in 2 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payment	633,000,000	280,000,000
Present value of finance lease liabilities	457,000,000	225,000,000
Total minimum lease payment	457,000,000	225,000,000
Payable in 3 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payment	584,000,000	106,000,000
Present value of finance lease liabilities	458,000,000	74,000,000
Total minimum lease payment	458,000,000	74,000,000
Payable in 4 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payment	557,000,000	83,000,000
Present value of finance lease liabilities	481,000,000	64,000,000
Total minimum lease payment	481,000,000	64,000,000
Payable in 5 years and thereafter [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payment	526,000,000	61,000,000
Present value of finance lease liabilities	482,000,000	58,000,000
Total minimum lease payment	₽ 482,000,000	₽ 58,000,000